SEGMENTED INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total non- current assets	$ 2,903.8	$ 3,020.5
Total assets	4,425.1	3,971.6
Total liabilities	2,218.3	1,654.5
Discontinued operations
Disclosure of operating segments [line items]
Total non- current assets	0.0	679.7
Total assets	785.6	833.3
Total liabilities	276.3	319.3
Gold mines
Disclosure of operating segments [line items]
Total non- current assets	1,114.8	1,199.8
Total assets	1,531.7	1,522.1
Total liabilities	514.1	536.1
Gold mines | Burkina Faso
Disclosure of operating segments [line items]
Total non- current assets	798.0	860.0
Total assets	1,183.0	1,153.4
Total liabilities	287.7	275.4
Gold mines | Canada
Disclosure of operating segments [line items]
Total non- current assets	316.8	339.8
Total assets	348.7	368.7
Total liabilities	226.4	260.7
Côté Gold Project
Disclosure of operating segments [line items]
Total non- current assets	1,696.9	1,022.8
Total assets	1,821.6	1,118.1
Total liabilities	209.5	109.0
Exploration and evaluation and development
Disclosure of operating segments [line items]
Total non- current assets	18.8	19.8
Total assets	22.0	45.0
Total liabilities	1.8	5.8
Corporate
Disclosure of operating segments [line items]
Total non- current assets	73.3	98.4
Total assets	264.2	453.1
Total liabilities	$ 1,216.6	$ 684.3